Supplement to Symetra Deferred Prospectus
                   Supplement dated April 29, 2011
           to Prospectus dated May 1, 1998 as supplemented

The disclosure set forth below replaces the information under the heading
   "Fund Annual Expenses" found on page 2 of the prospectus and any other prior supplements.

===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2010. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

                          Fund Annual Expenses (i)
____________________________________

(i) Please see footnote 4 on page 3 of the Prospectus dated May 1, 1998.
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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio -   		0.50%	None		0.24%		0.74%	  -0.12%	0.62%(1)
Class I Shares
Pioneer Fund VCT Portfolio - 		0.65%	None		0.07%		0.72%	   None	        0.72%
Class I Shares
Pioneer Growth Opportunities  	 	0.74%	None		0.14%		0.88%	  -0.02%	0.86%(2)(3)
VCT Portfolio - Class I Shares
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Pioneer Mid Cap Value VCT 		0.65%	None		0.09%		0.74%	    None	0.74%
Portfolio - Class I Shares
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DWS Money Market VIP - Class A 		0.29%	None		0.17%		0.46%	    None	0.46%(4)
Shares
DWS Capital Growth VIP - Class B 	0.37%	0.25%		0.23%		0.85%	    None	0.85%
Shares
DWS International VIP - Class B 	0.79%	0.25%		0.23%		1.27%	    None	1.27%
Shares
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The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.

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(1)	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.
	This expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will
	extend the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.

(2) 	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares.
	This expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will
	extend the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.

(3)	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement,
	may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights"
	section, which do not include acquired fund fees and expenses.

(4) 	Through September 30, 2011, the Advisor has contractually agreed to waive all or a portion of its management
	fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the
	portfolio's total annual operating expenses at 0.51% for Class A shares, excluding certain expenses such as
	extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent
	of the fund's Board.

Explanation of Examples Table

The purpose of the Examples Table in your prospectus is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly.  Changes to the portfolio expenses affect the results of the examples in your prospectus and any previous supplements.  Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your Contract Value.


You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
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